Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related party disclosures
Schedule of transactions with related parties

		Interest	Sales to related	Purchases from
in EUR		Expense	parties	related parties

Integrated Micro-Electronics, Inc. (IMI)	2021	—	322,422	1,935,373
	2020	35,519	41,756	1,651,438

Kloepfel Corporate Finance GmbH (Kloepfel)	2021	—	—	432,599
	2020	—	—	1,238,452

C-CON GmbH	2021	—	—	2,217,685
	2020	—	—	685,535

MT Technologies GmbH	2021	—	—	29,155
	2020	—	—	—

Executive management (Jürgen Eichner, CEO)	2021	—	—	5,640
	2020	—	—	5,640

Schedule of outstanding balances with related parties

			Amounts owed	Amounts owed
		Loans from	by related	to related
in EUR		related parties	parties	related parties
Entity with significant influence over the Group:
Integrated Micro-Electronics, Inc. (IMI)	2021	—	209,021	174,616
	2020	—	1,199,756	2,304,558

Others:
Kloepfel Corporate Finance GmbH (Kloepfel)	2021	—	—	—
	2020	—	—	2,448

C-Con GmbH	2021	—	—	290,791
	2020	—	—	217,555

Executive management (Jürgen Eichner, CEO)	2021	—	44,146	—
	2020	—	40,746	—

Schedule of information related to key personnel

in EUR	2021	2020
Executive management:	764,000	786,000
Short-term employee benefits	756,000	782,000
Post-employment benefits	8,000	4,000

Supervisory board compensation	110,000	150,000

Close family member:	55,551	54,354
Short-term employee benefits	47,586	46,389
Post-employment benefits	7,965	7,965